Spectrum Low Volatility Fund Investor Class Shares | Spectrum Low Volatility Fund
FUND SUMMARY: SPECTRUM LOW VOLATILITY FUND
Investment Objective:
Total return with lower downside volatility and risk compared to major stock market indices.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Spectrum Low Volatility Fund Investor Class Shares Spectrum Low Volatility Fund Investor Class Shares
Management Fees	2.15%
Other Expenses	0.48%
Shareholder Service Expenses	0.08%	[1]
Remaining Other Expenses	0.40%	[2]
Acquired Fund Fees and Expenses	0.47%	[3]
Total Annual Fund Operating Expenses	3.10%
[1]	Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.
[2]	Remaining Other Expenses have been amended and restated to correct for a reimbursement to the Fund of over-accrued estimated operating expenses during the previous fiscal year.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Spectrum Low Volatility Fund Investor Class Shares | Spectrum Low Volatility Fund | Investor Class Shares | USD ($)	313	957	1,625	3,411

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 526% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser uses a flexible investment approach to seek total return from capital appreciation and income from interest payments while managing downside volatility and risk. Low volatility in the Fund’s name refers to the sub-adviser strategy of attempting to limit the Fund’s investment losses such that they will be less than the S&P 500 Index losses over any 12-month period when the stock market is trending lower. However, the sub-adviser will not attempt to constrain the Fund’s upside volatility in rising markets. During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser leverages the Fund’s investment portfolio through swap contracts and/or borrowing to invest in more securities. During unfavorable market conditions the sub-adviser emphasizes capital preservation by increasing the Fund’s allocation to cash equivalents and reducing leverage.

The Fund invests in a diversified portfolio of primarily income-producing fixed income securities. The sub-adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open-end investment companies (“mutual funds”) and exchange-traded funds (“ETFs”) that each invests primarily in fixed rate or floating rate fixed income securities. The Fund invests without restriction as to issuer type, country, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs in which it invests. The mutual funds and ETFs may invest in foreign countries including emerging markets. When the sub-adviser believes market conditions for lower-quality debt are favorable, the Fund will primarily invest in mutual funds and ETFs that invest in income-producing high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser selects mutual funds and ETFs that have high “Volatility Adjusted Returns” (“VAR”) and low risk (defined as return volatility). The sub-adviser also considers mutual fund and ETF fees, management experience and liquidity. The sub-adviser selects swap counterparties it believes to be credit worthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty.

By focusing on market conditions and VAR, the sub-adviser believes the Fund should maintain returns with lower downside volatility and risk compared to major stock market indices. The sub-adviser sells securities, and reduces swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through inverse ETFs and swaps to reduce market risk, to negate recessionary credit risk or interest rate risk. The long/short strategy seeks to enhance returns by taking short positions in sectors the sub-adviser believes are less attractive while maintaining long positions in sectors the sub-adviser believes are more attractive. The sub-adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote.

“Steady plodding brings prosperity; hasty speculation brings poverty.”

(Proverbs 21:5, Living Bible)

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund's investment in mutual funds and ETFs.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Bonds may become illiquid.

Derivatives Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.

Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives also magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

Mutual Fund and ETF Risk: Mutual funds and ETFs involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Short Position Risk: The Fund's short swap positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund's short swap positions is unlimited. Inverse ETFs will limit the Fund's participation in market wide gains.

Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund's portfolio turnover rate is expected to be above 100% annually.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Bar Chart For Calendar Years Ended December 31

Highest Quarter:	6/30/2014	2.49%
Lowest Quarter:	9/30/2014	-1.71%

Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Spectrum Low Volatility Fund Investor Class Shares - Spectrum Low Volatility Fund		Label	One Year	Since Inception		Inception Date
Investor Class Shares		Return before taxes	1.08%	1.82%	[1]	Dec. 16, 2013
Investor Class Shares | Return after taxes on Distributions			(0.20%)	0.56%
Investor Class Shares | Return after taxes on Distributions and Sale of Fund Shares			0.62%	0.82%
S&P/LSTA Leveraged Loan 100 Index	[2]		(8.01%)	(5.51%)
S&P 500 Total Return Index	[3]		1.38%	9.05%
[1]	The inception date of the Fund's Investor Class shares is December 16, 2013.
[2]	The S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Investors cannot invest directly in an index and the S&P/LSTA Leveraged Loan 100 Index performance does not reflect deductions for fees, expenses or taxes. The Fund has replaced the S&P 500 with S&P/LSTA Leveraged Loan 100 Index as the Fund's primary benchmark because it believes the new benchmark is more representative of the Fund's investment strategy.
[3]	The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index and the S&P 500 performance does not reflect deductions for fees, expenses or taxes.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Spectrum Advisors Preferred Fund Investor Class Shares | Spectrum Advisors Preferred Fund
FUND SUMMARY: SPECTRUM ADVISORS PREFERRED FUND
Investment Objective:
Long term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Spectrum Advisors Preferred Fund Investor Class Shares Spectrum Advisors Preferred Fund Investor Class Shares
Management Fees	1.50%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.37%	[2]
Shareholder Service Expenses	0.05%
Remaining Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.20%	[3]
Total Annual Fund Operating Expenses	2.07%
[1]	The Fund presently limits 12b-1 fees to 0.00%, but it may charge up to 0.25% upon prior notice to shareholders.
[2]	Estimated for the current fiscal year. Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.
[3]	Estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in Fund's financial highlights because the financial statements include only the direct expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Spectrum Advisors Preferred Fund Investor Class Shares | Spectrum Advisors Preferred Fund | Investor Class Shares | USD ($)	210	649	1,114	2,400

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended September 30, 2015, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser seeks long term capital appreciation by investing in a diversified portfolio of other investment companies using a “performance upgrading” strategy that pursues positive alpha while managing return volatility. Positive alpha refers to returns that are higher than overall market returns. The sub-adviser’s performance upgrading strategy seeks to identify other investment companies that have investment advisers that the sub-adviser believes are superior stock market managers with a historically strong record of performance. Thus, performance upgrading refers to the sub-adviser selection of investment companies that it believes will have the highest returns among their peers. The sub-adviser will also implement modest leverage to enhance returns when it believes market conditions are favorable. Also, when it believes market conditions, or certain market sector conditions are unfavorable, the sub-adviser will reduce market exposure by using a long/short strategy of buying what it believes to be the best performing funds while taking a short swap position in a stock market indexes.

During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser leverages the Fund’s investment portfolio through swap contracts and/or borrowing to invest in more securities. During unfavorable market conditions the sub-adviser emphasizes capital preservation by increasing the Fund’s allocation to cash equivalents, fixed income securities and reducing leverage. The sub-adviser does not select individual fixed income securities but instead, invests the Fund’s assets in open-end investment companies (“mutual funds”) and exchange-traded funds (“ETFs”) that each invests primarily in fixed income securities. The Fund invests without restriction as to issuer type, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs in which it invests. These investments include high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality.

The Fund invests primarily in a diversified portfolio of domestic equity securities. The sub-adviser does not select individual stocks but instead, invests the Fund’s assets in mutual funds and ETFs that each invest primarily in equity securities. The Fund invests without restriction as to issuer market capitalization, market sector or industry. The sub-adviser selects mutual funds and ETFs that have relatively strong recent returns and low risk (defined as return volatility). The sub-adviser also considers mutual fund and ETF size, fees, management experience and liquidity. The sub-adviser selects swap counterparties it believes to be credit worthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty.

By focusing on market conditions and its performance upgrading strategy, the sub-adviser believes the Fund should maintain returns with lower downside volatility and risk compared to major stock market indices. The sub-adviser sells securities, and reduces swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through inverse ETFs and swaps to reduce market risk and seek to negate recessionary equity market risk. The long/short strategy seeks to enhance returns by taking short positions in equity sectors the sub-adviser believes are less attractive while maintaining long positions in equity sectors the sub-adviser believes are more attractive. The sub-adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote.

“Steady plodding brings prosperity; hasty speculation brings poverty.”

(Proverbs 21:5, Living Bible)

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds and ETFs.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Bonds may become illiquid.

Derivatives Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Inverse ETF Risk: Inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. Inverse ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed. Derivatives also magnify losses because they require only a small investment relative to their notional amount.

Limited History of Operations: The Fund is a relatively new mutual fund and has a limited history of operation for investors to evaluate.

Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

Mutual Fund and ETF Risk: Mutual funds and ETFs involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Short Position Risk: The Fund’s short swap positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund’s short swap positions is unlimited. Inverse ETFs will limit the Fund’s participation in market wide gains.

Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Spectrum Low Volatility Fund Advisor Class Shares | Spectrum Low Volatility Fund
FUND SUMMARY: SPECTRUM LOW VOLATILITY FUND
Investment Objective:
Total return with lower downside volatility and risk compared to major stock market indices.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Spectrum Low Volatility Fund Advisor Class Shares Spectrum Low Volatility Fund Advisor Class Shares
Management Fees	2.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.40%	[1]
Acquired Fund Fees and Expenses	0.47%	[2]
Total Annual Fund Operating Expenses	3.27%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Spectrum Low Volatility Fund Advisor Class Shares | Spectrum Low Volatility Fund | Advisor Class Shares | USD ($)	330	1,007	1,707	3,567

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 526% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser uses a flexible investment approach to seek total return from capital appreciation and income from interest payments while managing downside volatility and risk. Low volatility in the Fund’s name refers to the sub-adviser strategy of attempting to limit the Fund’s investment losses such that they will be less than the S&P 500 Index losses over any 12-month period when the stock market is trending lower. However, the sub-adviser will not attempt to constrain the Fund’s upside volatility in rising markets. During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser leverages the Fund’s investment portfolio through swap contracts and/or borrowing to invest in more securities. During unfavorable market conditions the sub-adviser emphasizes capital preservation by increasing the Fund’s allocation to cash equivalents and reducing leverage.

The Fund invests in a diversified portfolio of primarily income-producing fixed income securities. The sub-adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open-end investment companies (“mutual funds”) and exchange-traded funds (“ETFs”) that each invests primarily in fixed rate or floating rate fixed income securities. The Fund invests without restriction as to issuer type, country, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs in which it invests. The mutual funds and ETFs may invest in foreign countries including emerging markets. When the sub-adviser believes market conditions for lower-quality debt are favorable, the Fund will primarily invest in mutual funds and ETFs that invest in income-producing high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser selects mutual funds and ETFs that have high “Volatility Adjusted Returns” (“VAR”) and low risk (defined as return volatility). The sub-adviser also considers mutual fund and ETF fees, management experience and liquidity. The sub-adviser selects swap counterparties it believes to be credit worthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty.

By focusing on market conditions and VAR, the sub-adviser believes the Fund should maintain returns with lower downside volatility and risk compared to major stock market indices. The sub-adviser sells securities, and reduces swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through inverse ETFs and swaps to reduce market risk, to negate recessionary credit risk or interest rate risk. The long/short strategy seeks to enhance returns by taking short positions in sectors the sub-adviser believes are less attractive while maintaining long positions in sectors the sub-adviser believes are more attractive. The sub-adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote.

“Steady plodding brings prosperity; hasty speculation brings poverty.”

(Proverbs 21:5, Living Bible)

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund's investment in mutual funds and ETFs.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Bonds may become illiquid.

Derivatives Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.

Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives also magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

Mutual Fund and ETF Risk: Mutual funds and ETFs involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Short Position Risk: The Fund's short swap positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund's short swap positions is unlimited. Inverse ETFs will limit the Fund's participation in market wide gains.

Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund's portfolio turnover rate is expected to be above 100% annually.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Advisor Class shares would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, the returns for Investor Class shares would be higher than Advisor Class shares because Advisor Class shares have higher expenses than Investor Class shares. Updated performance information is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Bar Chart For Calendar Years Ended December 31

Highest Quarter:	6/30/2014	2.49%
Lowest Quarter:	9/30/2014	-1.71%

Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Spectrum Low Volatility Fund Advisor Class Shares - Spectrum Low Volatility Fund		Label	One Year	Since Inception		Inception Date
Investor Class Shares		Return before taxes	1.08%	1.82%	[1]	Dec. 16, 2013
Investor Class Shares | Return after taxes on Distributions			(0.20%)	0.56%
Investor Class Shares | Return after taxes on Distributions and Sale of Fund Shares			0.62%	0.82%
S&P/LSTA Leveraged Loan 100 Index	[2]		(8.01%)	(5.51%)
S&P 500 Total Return Index	[3]		1.38%	9.05%
[1]	The inception date of the Fund's Investor Class shares is December 16, 2013.
[2]	The S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Investors cannot invest directly in an index and the S&P/LSTA Leveraged Loan 100 Index performance does not reflect deductions for fees, expenses or taxes. The Fund has replaced the S&P 500 with S&P/LSTA Leveraged Loan 100 Index as the Fund's primary benchmark because it believes the new benchmark is more representative of the Fund's investment strategy.
[3]	The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index and the S&P 500 performance does not reflect deductions for fees, expenses or taxes.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.